UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22483

       Copeland Trust

              (Exact name of registrant as specified in charter)

       Eight Tower Bridge 161 Washington St., Suite #1650, Conshohocken, PA 19428

(Address of principal executive offices)

(Zip code)

James Ash

 Gemini Fund Services, LLC, 450 Wireless Blvd, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

11/30

Date of reporting period: 2/29/12

Item 1.  Schedule of Investments.

Copeland Risk Managed Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
February 29, 2012
Shares	Security	Market Value

	COMMON STOCK - 99.23%
	AEROSPACE / DEFENSE - 2.06%
57,675	Lockheed Martin Corp.	$ 5,099,047

	AGRICULTURE - 2.05%
60,783	Philip Morris International, Inc.	5,076,596

	CHEMICALS - 8.53%
62,387	Airgas, Inc.	5,136,322
77,122	Albemarle Corp.	5,130,155
83,341	Ecolab, Inc.	5,000,460
13,018	NewMarket Corp.	2,374,874
76,032	Valspar Corp.	3,524,083
		21,165,894
	COAL - 0.79%
27,377	Alliance Resource Partners *	1,964,847

	COMMERCIAL SERVICES - 3.06%
127,000	Rollins, Inc.	2,573,020
43,186	Visa, Inc. - Cl. A	5,025,555
		7,598,575
	COMPUTERS - 4.13%
86,116	Accenture PLC - Cl. A	5,127,347
25,994	International Business Machines Corp.	5,113,800
		10,241,147
	DISTRIBUTION / WHOLESALE - 2.06%
24,548	WW Grainger, Inc.	5,099,356

	ELECTRIC - 2.07%
150,653	Wisconsin Energy Corp.	5,134,254

	FOOD - 0.41%
53,000	Flowers Foods, Inc.	1,014,420

	GAS - 1.79%
108,000	Chesapeake Utilities Corp.	4,435,560

	HEALTHCARE PRODUCTS - 2.02%
93,638	Stryker Corp.	5,022,742

	HOUSEHOLD PRODUCTS / WARES - 2.07%
107,600	Church & Dwight Co., Inc.	5,136,824

	LEISURE TIME - 2.05%
76,983	Polaris Industries, Inc.	5,085,497

Copeland Risk Managed Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 29, 2012
Shares	Security	Market Value

	MACHINERY-DIVERSIFIED - 4.10%
41,990	Cummins, Inc.	$ 5,062,734
92,944	Nordson Corp.	5,109,132
		10,171,866
	MEDIA - 2.10%
181,978	Comcast Corp.	5,202,751

	MINING - 2.02%
65,300	BHP Billiton Ltd. - ADR	5,016,346

	MISCELLANEOUS MANUFACTURING - 2.04%
56,293	Parker Hannifin Corp.	5,055,674

	OIL&GAS - 8.24%
46,951	Chevron Corp.	5,123,293
66,602	ConocoPhillips	5,098,383
48,799	Occidental Petroleum Corp.	5,093,152
142,558	Suncor Energy, Inc.	5,123,535
		20,438,363
	PHARMACEUTICALS - 12.44%
90,223	Abbott Laboratories	5,107,524
136,507	AmerisourceBergen Corp.	5,098,536
80,831	Herbalife Ltd.	5,351,820
93,129	Novartis AG - ADR	5,076,462
36,474	Novo Nordisk A/S - ADR	5,118,397
114,439	Teva Pharmaceutical Industries Ltd. ADR	5,128,012
		30,880,751
	PIPELINES - 12.44%
132,432	Enbridge, Inc.	5,113,200
163,941	Genesis Energy LP	5,067,416
62,191	ONEOK, Inc.	5,139,464
128,922	Sunoco Logistics Partners LP	5,034,404
125,337	Targa Resources Partners LP	5,333,090
173,189	Williams Cos, Inc.	5,174,887
		30,862,461
	RETAIL - 14.55%
98,622	Casey's General Stores, Inc.	5,052,405
59,617	Costco Wholesale Corp.	5,130,639
113,985	CVS Caremark Corp.	5,140,723
100,809	Darden Restaurants, Inc.	5,140,251
51,577	McDonald's Corp.	5,120,565
93,266	Nu Skin Enterprises, Inc.	5,387,044
96,031	Ross Stores, Inc.	5,121,333
		36,092,960

Copeland Risk Managed Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 29, 2012
Shares	Security	Market Value

	SEMICONDUCTORS - 4.11%
188,925	Intel Corp.	$ 5,078,304
82,104	QUALCOMM, Inc.	5,105,227
		10,183,531
	SOFTWARE - 2.07%
161,478	Microsoft Corp.	5,125,312

	TRANSPORTATION - 2.03%
239,141	CSX Corp.	5,024,352

	TOTAL COMMON STOCK	246,129,126
	( Cost - $232,989,522)

	SHORT-TERM INVESTMENTS - 2.58%
6,392,175	Fifth Third US Treasury Money Market Fund, 0.01% +	6,392,175
	TOTAL SHORT-TERM INVESTMENTS
	( Cost - $6,392,175)

	TOTAL INVESTMENTS - 101.18%
	( Cost - $239,381,697) (a)	$ 252,521,301
	OTHER LIABILITIES LESS ASSETS - (1.81) %	(4,478,857)
	NET ASSETS - 100.00%	$ 248,042,444

+ Money market fund; Interest rate reflects seven-day effective yield on February 29, 2012.
* Non-income producing security.
ADR - American Depositary Receipt.
(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation
(depreciation) of:
	Unrealized appreciation:	$ 14,263,938
	Unrealized depreciation:	(1,124,334)
	Net unrealized appreciaiton:	$ 13,139,604

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“;GAAP”).

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued.  In the absence of a sale on the primary exchange, such securities shall be valued at the last bid on the primary exchange.  NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith by the adviser in accordance with procedures approved by the Trust’s Board of Trustees (the “Board”) and evaluated by the Board as to the reliability of the fair value method used.  The procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Copeland Risk Managed Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 29, 2012

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2012 in valuing the Fund's assets carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 246,129,126	$ -	$ -	$ 246,129,126
Short-Term Investments	$ 6,392,175	-	-	$ 6,392,175
Total	$ 252,521,301	$ -	$ -	$ 252,521,301

The Fund did not hold any level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the current period presented.
It is the Fund’s policy to record transfers in to or out of Level 1 and 2 at the end of the reporting period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Copeland Trust

By (Signature and Title)

/s/ Eric C. Brown

Eric C. Brown, President

Date      4/30/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Eric C. Brown

Eric C. Brown, President

Date

 4/30/12

By (Signature and Title)

/s/ Mark W. Giovanniello

 Mark W. Giovanniello, Treasurer

Date

4/30/12